Expense Example	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 10 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 10 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 10 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 1 Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 3 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 5 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 10 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 1 Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 3 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 5 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 10 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 1 Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 3 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 5 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 10 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 1 Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 3 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 5 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 10 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 1 Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 3 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 5 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 10 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 1 Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 3 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 5 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 10 Years
USD ($)	710	996	1,302	2,169	319	676	1,159	2,303	118	368	638	1,409	697	955	1,232	2,021	305	634	1,088	2,155	104	325	563	1,248	712	1,001	1,312	2,190	321	682	1,169	2,323	120	375	649	1,432	686	924	1,181	1,913	294	602	1,036	2,048	93	292	508	1,130	144	448	775	1,701